Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Equipment, Net [Abstract]
Schedule of Equipment	Equipment consisted of the following:
	As of
	June 30, 2024	December 31, 2023
	US$’000	US$’000
Cost:
Servers, computer and network equipment	140	140
Mining equipment	136,263	136,227
Total cost	136,403	136,367

Less: accumulated depreciation
- Servers, computers and network equipment	(93)	(71)
- Mining equipment	(54,783)	(42,589)
Total accumulated depreciation	(54,876)	(42,660)

Less: accumulated impairment loss	(11,850)	(11,850)

Equipment, net	69,677	81,857